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                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                           INVESCO VIF - DYNAMICS FUND

                       Supplement dated December 15, 2003,
                     to the Prospectus dated April 30, 2003,
               as supplemented August 1, 2003 and December 4, 2003


The following replaces the second paragraph under the heading "Investment Goals, Strategies, and Risks" of the prospectus:

     "The Fund normally invests at least 65% of its net assets in common stocks of mid-size companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidCap(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities, and bonds."
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                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                     INVESCO VIF - SMALL COMPANY GROWTH FUND

                       Supplement dated December 15, 2003,
                     to the Prospectus dated April 30, 2003,
               as supplemented August 1, 2003 and December 4, 2003


The following replaces the second paragraph under the heading "Investment Goals, Strategies, and Risks" of the prospectus:

     "The Fund normally invests at least 80% of its net assets in small-capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. We are primarily looking for companies in the developing stages of their life cycles, which are currently priced below our estimation of their potential, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, and/or structural changes in the economy."


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                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                      INVESCO VIF - FINANCIAL SERVICES FUND
                       INVESCO VIF - HEALTH SCIENCES FUND
                          INVESCO VIF -TECHNOLOGY FUND
                      INVESCO VIF - TELECOMMUNICATIONS FUND
                           INVESCO VIF - DYNAMICS FUND

                       Supplement dated December 15, 2003,
                     to the Prospectus dated April 30, 2003,
               as Supplemented August 1, 2003 and December 4, 2003


The following replaces the first paragraph under the heading "Investment Goals, Strategies, and Risks - Dynamics Fund" of the prospectus:

     "The Fund normally invests at least 65% of its net assets in common stocks of mid-size companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidCap(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities, and bonds."